Document And Entity Information	9 Months Ended
	Mar. 31, 2015	Apr. 27, 2015
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Entity Registrant Name	CDK Global, Inc.
Entity Central Index Key	0001609702
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q3
Entity Common Stock, Shares Outstanding		160,316,124